JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 2, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds listed on Appendix A do not differ from the prospectuses and statements of information contained in the Post-Effective Amendment No. 88 (Amendment No. 89 under the Investment Company Act of 1940) filed electronically on June 26, 2019.
Please contact the undersigned at (212) 270-6803 if you have any questions concerning this filing.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Appendix A
JPMorgan Money Market Funds
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Income Funds
JPMorgan High Yield Opportunities Fund
JPMorgan Municipal Bond Funds
JPMorgan Ultra-Short Municipal Fund
JPMorgan SMA Funds
JPMorgan Municipal SMA Fund
JPMorgan Core Focus SMA Fund